real estate joint ventures and investment in associate - Commitments and contingent liabilities (Details) - TELUS Sky real estate joint venture $ in Millions	6 Months Ended
Jun. 30, 2022 CAD ($)
real estate joint venture
Percentage of financing provided	33.333%
Construction financing amount	$ 342
Three Canadian financial institutions
real estate joint venture
Percentage of financing provided	66.667%